CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (31,519)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	31,519
Net cash used in operating activities	0
Net Change in Cash	0
Cash – Beginning of period	0
Cash – End of year	$ 0